Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	F-3
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Trading Symbol	DESP
Entity Registrant Name	Despegar.com, Corp.
Entity Central Index Key	0001703141